Schedule of Investments

May 31, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–108.93%
New York–99.66%
Albany (County of), NY Airport Authority;
Series 2018 A, RB	5.00%	12/15/2043	$1,750	$1,806,424

Series 2018 A, RB	5.00%	12/15/2048	2,585	2,648,212

Series 2018 B, RB(a)	5.00%	12/15/2033	335	346,823

Series 2018 B, RB(a)	5.00%	12/15/2034	250	258,798

Albany (County of), NY Industrial Development Agency (Sage Colleges); Series 1999 A, RB	5.30%	04/01/2029	1,145	1,025,783

Albany (County of), NY Parking Authority; Series 2018 A, Ref. RB (INS - AGM)(b)	5.00%	07/15/2025	315	320,090

Albany Capital Resource Corp. (Brighter Choice Elementary); Series 2021, Ref. RB	4.00%	04/01/2037	2,070	1,832,320

Albany Capital Resource Corp. (College of Siant Rose (The));
Series 2021, Ref. RB (Acquired 07/13/2022; Cost $1,100,153)(c)(d)	4.00%	07/01/2029	1,195	985,674

Series 2021, Ref. RB (Acquired 07/13/2022; Cost $1,130,111)(c)(d)	4.00%	07/01/2030	1,245	999,930

Series 2021, Ref. RB (Acquired 07/12/2022; Cost $1,156,008)(c)(d)	4.00%	07/01/2031	1,295	1,012,375

Series 2021, Ref. RB (Acquired 03/16/2023; Cost $640,130)(c)(d)	4.00%	07/01/2041	1,000	605,431

Series 2021, Ref. RB (Acquired 10/28/2021-06/23/2022; Cost $17,480,020)(c)(d)	4.00%	07/01/2051	17,805	9,317,948

Albany Capital Resource Corp. (Empire Commons Student Housing, Inc.); Series 2016 A, Ref. RB	5.00%	05/01/2029	50	50,600

Albany Capital Resource Corp. (KIPP Capital Region Public Charter Schools); Series 2024, RB	5.00%	06/01/2064	2,000	2,002,084

Allegany County Capital Resource Corp. (Houghton College);
Series 2022 A, Ref. RB	5.00%	12/01/2042	1,600	1,501,534

Series 2022 A, Ref. RB	5.00%	12/01/2052	6,185	5,526,041

Amherst Development Corp. (Daemen College);
Series 2018, Ref. RB	4.00%	10/01/2037	2,575	2,246,399

Series 2018, Ref. RB	5.00%	10/01/2043	4,060	3,792,038

Series 2018, Ref. RB	5.00%	10/01/2048	3,235	2,939,198

Amherst Development Corp. (UBF Faculty-Student Housing Corp. - Greiner & Hadley Refunding Projects at SUNY Buffalo); Series 2017 A, Ref. RB (INS - AGM)(b)	5.00%	10/01/2045	1,000	1,030,161

Brookhaven Local Development Corp. (Jefferson’s Ferry);
Series 2016, Ref. RB	5.25%	11/01/2036	1,725	1,760,896

Series 2020 B, RB	4.00%	11/01/2045	1,500	1,309,521

Series 2020 B, RB	4.00%	11/01/2055	6,400	5,217,318

Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, RB(e)	0.00%	07/15/2034	3,685	2,417,611

Series 2016 A, Ref. RB	5.00%	07/15/2042	27,330	27,622,092

Broome County Local Development Corp. (United Health Services Hospital); Series 2020, Ref. RB (INS - AGM)(b)	4.00%	04/01/2050	3,500	3,260,698

Buffalo & Erie County Industrial Land Development Corp. (Catholic Health System, Inc.); Series 2015, RB	5.25%	07/01/2035	1,500	1,334,204

Buffalo & Erie County Industrial Land Development Corp. (Charter School for Applied Technology);
Series 2017 A, Ref. RB	4.50%	06/01/2027	940	942,532

Series 2017 A, Ref. RB	5.00%	06/01/2035	840	857,982

Buffalo & Erie County Industrial Land Development Corp. (Global Concepts Charter School Program);
Series 2018, Ref. RB	5.00%	10/01/2032	140	143,406

Series 2018, Ref. RB	5.00%	10/01/2033	150	153,697

Series 2018, Ref. RB	5.00%	10/01/2037	500	509,883

Buffalo & Erie County Industrial Land Development Corp. (Orchard Park); Series 2015, Ref. RB	5.00%	11/15/2037	1,035	1,039,709

Buffalo & Erie County Industrial Land Development Corp. (Tapestry Charter School); Series 2017 A, RB	5.00%	08/01/2037	825	824,156

Buffalo (City of), NY Municipal Water Finance Authority;
Series 2015 A, Ref. RB	5.00%	07/01/2029	300	303,413

Series 2015 A, Ref. RB	5.00%	07/01/2030	150	151,690

Series 2015 A, Ref. RB	5.00%	07/01/2031	210	212,345

Series 2015 A, Ref. RB	5.00%	07/01/2032	245	247,709

Build NYC Resource Corp. (Albert Einstein School of Medicine, Inc.); Series 2015, RB(f)	5.50%	09/01/2045	3,130	3,132,687

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
Build NYC Resource Corp. (Bronx Lighthouse Charter School);
Series 2018, RB	5.00%	06/01/2038	$1,525	$1,539,858

Series 2018, RB	5.00%	06/01/2048	2,415	2,392,105

Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB (LOC - Santander Bank N.A.)(a)(f)(g)	5.50%	12/31/2040	4,700	3,949,513

Build NYC Resource Corp. (Chapin School); Series 2017, Ref. RB	5.00%	11/01/2047	8,000	8,653,596

Build NYC Resource Corp. (Children’s Aid Society (The));
Series 2019, RB	4.00%	07/01/2044	555	520,267

Series 2019, RB	4.00%	07/01/2049	1,300	1,195,020

Build NYC Resource Corp. (Classical Charter Schools); Series 2023, RB	4.75%	06/15/2058	1,450	1,354,965

Build NYC Resource Corp. (East Harlem Scholars Academy Charter School) (Social Bonds);
Series 2022, RB(f)	5.75%	06/01/2052	1,250	1,276,633

Series 2022, RB(f)	5.75%	06/01/2062	3,250	3,302,598

Build NYC Resource Corp. (Grand Concourse Academy Charter School);
Series 2022 A, RB	5.00%	07/01/2052	550	546,209

Series 2022 A, RB	5.00%	07/01/2056	450	442,169

Build NYC Resource Corp. (KIPP NYC Public School) (Social Bonds);
Series 2023, RB	5.25%	07/01/2057	3,750	3,826,344

Series 2023, RB	5.25%	07/01/2062	7,500	7,627,703

Build NYC Resource Corp. (Manhattan College);
Series 2017, Ref. RB	5.00%	08/01/2032	880	898,369

Series 2017, Ref. RB	5.00%	08/01/2036	1,500	1,524,839

Series 2017, Ref. RB	5.00%	08/01/2047	4,430	4,408,499

Build NYC Resource Corp. (Methodist Hospital);
Series 2014, Ref. RB(h)(i)	5.00%	07/01/2024	500	500,347

Series 2014, Ref. RB(h)(i)	5.00%	07/01/2024	1,100	1,100,764

Build NYC Resource Corp. (Metropolitan Lighthouse Charter School); Series 2017 A, RB(f)	5.00%	06/01/2047	1,250	1,217,814

Build NYC Resource Corp. (New Dawn Charter Schools);
Series 2019, RB(f)	5.63%	02/01/2039	1,100	1,092,859

Series 2019, RB(f)	5.75%	02/01/2049	1,330	1,272,534

Build NYC Resource Corp. (NY Preparatory Charter School);
Series 2021 A, RB(f)	4.00%	06/15/2041	610	519,299

Series 2021 A, RB(f)	4.00%	06/15/2051	735	571,321

Series 2021 A, RB(f)	4.00%	06/15/2056	530	399,925

Build NYC Resource Corp. (Pratt Paper, Inc.);
Series 2014, Ref. RB(a)(f)	4.50%	01/01/2025	320	320,066

Series 2014, Ref. RB(a)(f)	5.00%	01/01/2035	4,350	4,370,749

Build NYC Resource Corp. (Richmond Prep Charter School);
Series 2021 A, RB(f)	5.00%	06/01/2051	1,500	1,375,468

Series 2021 A, RB(f)	5.00%	06/01/2056	1,250	1,128,676

Build NYC Resource Corp. (Seton Education Partners-Brilla);
Series 2021 A, RB(f)	4.00%	11/01/2041	1,775	1,505,502

Series 2021 A, RB(f)	4.00%	11/01/2051	1,000	779,457

Build NYC Resource Corp. (The Children’s Aid Society); Series 2015, RB	5.00%	07/01/2045	1,160	1,161,978

Build NYC Resource Corp. (Unity Preparatory Charter School of Brooklyn);
Series 2023, RB(f)	5.50%	06/15/2053	2,125	2,129,447

Series 2023, RB(f)	5.50%	06/15/2063	1,375	1,355,403

Build NYC Resource Corp. (Whin Music Community Charter School);
Series 2022, RB(f)	6.50%	07/01/2052	9,820	9,877,462

Series 2022, RB(f)	6.50%	07/01/2057	10,430	10,401,121

Build NYC Resource Corp. (Young Adult Institute, Inc.);
Series 2020 A, Ref. RB	5.00%	07/01/2030	1,065	1,043,129

Series 2020 A, Ref. RB	5.00%	07/01/2045	4,145	3,375,348

Cattaraugus (County of), NY (St. Bonaventure University);
Series 2014, RB	5.00%	05/01/2034	200	200,172

Series 2014, RB	5.00%	05/01/2039	250	250,129

Series 2016 A, Ref. RB	5.00%	05/01/2030	510	519,408

Series 2016 A, Ref. RB	5.00%	05/01/2031	540	549,493

Chautauqua (City & County of), NY Utility District; Series 2006, GO Bonds	5.00%	06/01/2025	105	105,106

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
Chemung (County of), NY Industrial Development Agency (Hathorn Redevelopment Co.); Series 2001 A, IDR(a)	5.00%	07/01/2033	$1,455	$1,456,146

Dutchess (County of), NY Water & Wastewater Authority; Series 1998 1, RB(e)	0.00%	06/01/2027	1,000	893,479

Dutchess County Local Development Corp. (Bard College);
Series 2020 A, Ref. RB	5.00%	07/01/2040	1,000	1,016,456

Series 2020 A, Ref. RB	5.00%	07/01/2045	4,550	4,568,557

Dutchess County Local Development Corp. (Culinary Institute);
Series 2021, Ref. RB	4.00%	07/01/2036	1,040	986,837

Series 2021, Ref. RB	4.00%	07/01/2038	1,170	1,072,368

Dutchess County Local Development Corp. (Health Quest Systems, Inc.);
Series 2014 A, RB(h)(i)	5.00%	07/01/2024	1,195	1,195,782

Series 2016 A, Ref. RB	5.00%	07/01/2030	1,255	1,261,518

Series 2016 B, RB	5.00%	07/01/2046	14,275	13,966,033

Dutchess County Local Development Corp. (Marist College);
Series 2015 A, RB	5.00%	07/01/2036	2,335	2,356,254

Series 2022, RB	4.00%	07/01/2049	9,370	8,594,698

Dutchess County Local Development Corp. (Nuvance Health); Series 2019 B, Ref. RB	4.00%	07/01/2049	3,570	3,051,149

Dutchess County Local Development Corp. (Social Bonds); Series 2023, RB (CEP - FNMA)	5.00%	10/01/2040	5,740	5,863,886

Dutchess County Local Development Corp. (Vassar College);
Series 2017, Ref. RB	5.00%	07/01/2034	840	872,228

Series 2017, Ref. RB	5.00%	07/01/2036	840	870,630

East Rochester Housing Authority (Jefferson Park Association L.P.); Series 1999, RB(a)	6.75%	03/01/2030	885	802,165

Elmira (City of), NY Housing Authority (Eastgate Apartments L.P.); Series 2007, RB(a)	6.25%	06/01/2044	2,065	1,954,750

Erie Tobacco Asset Securitization Corp.;
Series 2005 A, RB	5.00%	06/01/2038	5,000	4,762,850

Series 2005 A, RB	5.00%	06/01/2045	1,275	1,184,203

Series 2005 D, RB(e)	0.00%	06/01/2055	194,300	14,547,668

Series 2006 A, RB(e)(f)	0.00%	06/01/2060	200,000	11,472,660

Franklin (County of), NY Solid Waste Management Authority;
Series 2015 A, RB(a)	5.00%	06/01/2025	300	301,885

Series 2019, RB(a)	4.00%	06/01/2025	910	905,425

Series 2019, RB(a)	4.00%	06/01/2026	950	941,932

Series 2019, RB(a)	4.00%	06/01/2027	985	973,235

Genesee County Funding Corp. (The) (Rochester Regional Health Obligated Group); Series 2022 A, Ref. RB	5.25%	12/01/2052	20,375	20,772,147

Glen Cove Local Economic Assistance Corp. (Tiegerman School); Series 2018 A-2, RB(f)	5.50%	07/01/2044	5,495	4,943,853

Hempstead Town Local Development Corp. (Adelphi University); Series 2019, Ref. RB	4.00%	02/01/2039	1,800	1,743,152

Hempstead Town Local Development Corp. (Evergreen Charter School); Series 2019, Ref. RB(f)	6.80%	12/01/2044	9,530	9,765,234

Hempstead Town Local Development Corp. (Molloy College);
Series 2014, RB	5.00%	07/01/2029	1,700	1,701,005

Series 2014, RB	5.00%	07/01/2034	1,500	1,500,555

Series 2014, RB	5.00%	07/01/2039	1,250	1,250,072

Series 2014, RB	5.00%	07/01/2044	1,000	999,941

Series 2017, Ref. RB	5.00%	07/01/2029	475	483,794

Series 2017, Ref. RB	5.00%	07/01/2030	425	432,831

Series 2017, Ref. RB	5.00%	07/01/2031	390	395,731

Series 2017, Ref. RB	5.00%	07/01/2032	700	709,231

Series 2017, Ref. RB	5.00%	07/01/2035	730	736,298

Series 2017, Ref. RB	5.00%	07/01/2036	570	573,453

Series 2017, Ref. RB	5.00%	07/01/2038	650	650,466

Hudson Yards Infrastructure Corp.;
Series 2017 A, Ref. RB	5.00%	02/15/2042	27,920	28,578,909

Series 2017 A, Ref. RB	4.00%	02/15/2044	34,315	33,074,513

Series 2017 A, Ref. RB	5.00%	02/15/2045	19,880	20,310,913

Series 2017 A, Ref. RB (INS - AGM)(b)	4.00%	02/15/2047	13,445	12,781,581

Hudson Yards Infrastructure Corp. (Green Bonds); Series 2021 A, Ref. RB	4.00%	02/15/2037	3,420	3,500,636

Huntington Local Development Corp. (Fountaingate Garden); Series 2021 A, RB	5.25%	07/01/2056	1,000	801,952

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
Jefferson Civic Facility Development Corp. (Samaritan Medical Center);
Series 2017 A, Ref. RB	5.00%	11/01/2037	$4,000	$3,727,223

Series 2017 A, Ref. RB	4.00%	11/01/2047	555	387,448

Livingston (County of), NY Industrial Development Agency (Nicholas H. Noyes Memorial Hospital); Series 2005, RB	6.00%	07/01/2030	790	790,992

Lockport (City of), NY; Series 2014, GO Bonds	5.00%	10/15/2024	530	530,810

Long Island (City of), NY Power Authority;
Series 2016 B, Ref. RB	5.00%	09/01/2041	5,835	5,955,808

Series 2017, RB	5.00%	09/01/2029	750	789,246

Series 2017, RB	5.00%	09/01/2037	3,405	3,562,992

Series 2017, RB	5.00%	09/01/2042	11,500	11,826,269

Series 2018, RB	5.00%	09/01/2036	1,500	1,598,343

Series 2018, RB	5.00%	09/01/2037	7,000	7,437,749

Series 2020 A, Ref. RB	4.00%	09/01/2039	5,250	5,327,494

Long Island (City of), NY Power Authority (Green Bonds);
Series 2023 E, RB	5.00%	09/01/2048	7,000	7,540,082

Series 2023 E, RB	5.00%	09/01/2053	13,250	14,219,033

Metropolitan Transportation Authority;
Series 2014 A-1, RB(h)(i)	5.00%	06/24/2024	75	75,042

Series 2015 A-2, RB(i)	5.00%	05/15/2030	18,000	19,134,770

Series 2015 B, RB	5.25%	11/15/2055	4,730	4,767,681

Series 2016 C-1, RB	5.00%	11/15/2056	20,440	20,643,014

Series 2016 C-1, RB	5.25%	11/15/2056	20,830	21,204,598

Series 2017 D, Ref. RB	5.00%	11/15/2033	2,295	2,407,498

Series 2024 A, Ref. RB	5.50%	11/15/2047	12,000	13,137,340

Metropolitan Transportation Authority (Bidding Group 2);
Series 2022 A, RB	4.00%	11/15/2050	23,835	22,418,314

Series 2022 A, RB	4.00%	11/15/2051	7,365	6,909,211

Metropolitan Transportation Authority (Green Bonds);
Series 2016 A-1, RB	5.25%	11/15/2056	23,860	24,206,373

Series 2017 A, RB	5.00%	11/15/2047	7,000	7,133,461

Series 2017 B-1, RB	5.25%	11/15/2057	15,505	15,971,192

Series 2017 C-2, Ref. RB(e)	0.00%	11/15/2040	3,750	1,753,418

Series 2019 B, RB (INS - BAM)(b)	5.00%	11/15/2052	7,900	8,104,455

Series 2019 C, RB (INS - AGM)(b)	4.00%	11/15/2045	560	534,478

Series 2020 C-1, RB	5.25%	11/15/2055	15,000	15,461,571

Subseries 2016 B-1, RB	5.00%	11/15/2056	10,345	10,488,162

Monroe County Industrial Development Corp. (Highland Hospital of Rochester); Series 2015, Ref. RB	5.00%	07/01/2034	375	378,951

Monroe County Industrial Development Corp. (Monroe Community College); Series 2014, Ref. RB (INS - AGM)(b)	5.00%	01/15/2038	890	891,044

Monroe County Industrial Development Corp. (Rochester General Hospital (The));
Series 2013 A, Ref. RB	5.00%	12/01/2037	50	50,072

Series 2013 A, Ref. RB	5.00%	12/01/2042	2,010	2,003,785

Monroe County Industrial Development Corp. (Rochester Regional Health); Series 2020, Ref. RB	4.00%	12/01/2046	5,700	4,973,619

Monroe County Industrial Development Corp. (Rochester Schools Modernization);
Series 2005 A, RB(a)	6.50%	12/01/2042	2,010	1,659,481

Series 2015, RB	5.00%	05/01/2030	1,000	1,011,712

Monroe County Industrial Development Corp. (Social Bonds);
Series 2022, RB(f)	5.88%	07/01/2052	1,000	1,009,861

Series 2022, RB(f)	6.00%	07/01/2057	1,000	1,014,629

Monroe County Industrial Development Corp. (St. Ann’s Community);
Series 2019, Ref. RB	5.00%	01/01/2040	8,470	7,303,677

Series 2019, Ref. RB	5.00%	01/01/2050	14,625	11,379,712

Monroe County Industrial Development Corp. (St. John Fisher College);
Series 2011, RB	5.63%	06/01/2026	370	370,414

Series 2011, RB	6.00%	06/01/2034	1,495	1,497,523

Series 2014 A, RB	5.00%	06/01/2029	500	500,358

Series 2014 A, RB	5.50%	06/01/2034	960	961,132

Series 2014 A, RB	5.00%	06/01/2044	1,515	1,515,629

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
Monroe County Industrial Development Corp. (University of Rochester);
Series 2015 A, Ref. RB	5.00%	07/01/2028	$180	$182,168

Series 2015 A, Ref. RB	5.00%	07/01/2032	1,500	1,512,538

Series 2015 A, Ref. RB	5.00%	07/01/2033	1,785	1,798,421

Monroe Tobacco Asset Securitization Corp.; Series 2006 A, RB(e)(f)	0.00%	06/01/2061	400,000	19,957,120

MTA Hudson Rail Yards Trust Obligations;
Series 2016 A, RB	5.00%	11/15/2051	24,045	23,803,874

Series 2016 A, RB	5.00%	11/15/2056	79,720	78,327,451

Nassau (County of), NY;
Series 2018 A, GO Bonds (INS - AGM)(b)	5.00%	04/01/2040	3,335	3,455,475

Series 2018 B, GO Bonds (INS - AGM)(b)	5.00%	07/01/2049	14,435	14,826,814

Series 2019 A, GO Bonds (INS - AGM)(b)	5.00%	04/01/2049	11,600	11,995,344

Series 2024 A, GO Bonds	4.00%	04/01/2054	6,000	5,594,233

Nassau (County of), NY Industrial Development Agency (Amsterdam at Harborside);
Series 2021, RB (Acquired 12/14/2007-02/28/2018; Cost $629,627)(c)(d)	5.00%	01/01/2058	546	163,500

Series 2021, Ref. RB (Acquired 09/07/2021; Cost $270,000)(c)(d)(f)	9.00%	01/01/2041	270	270,000

Nassau County Local Economic Assistance Corp. (Catholic Health Services of Long Island Obligated Group); Series 2014, RB	5.00%	07/01/2033	300	300,071

Nassau County Local Economic Assistance Corp. (Hispanic Counseling Center, Inc.); Series 2018 A-2, Ref. RB	5.20%	12/01/2037	1,585	1,218,546

Nassau County Tobacco Settlement Corp.;
Series 2006 A-2, RB	5.25%	06/01/2026	826	810,294

Series 2006 A-3, RB	5.00%	06/01/2035	750	689,590

Series 2006 A-3, RB	5.13%	06/01/2046	615	555,866

Series 2006 C, RB(e)	0.00%	06/01/2046	105,975	21,073,945

Series 2006 D, RB(e)	0.00%	06/01/2060	623,215	37,196,276

Series 2006 E, RB(e)	0.00%	06/01/2060	40,000	2,194,304

New Rochelle (City of), NY (70 Nardozzi/City DPW); Series 2018 A-2, RB	5.13%	08/01/2050	17,100	11,882,790

New Rochelle (City of), NY (Iona College); Series 2015 A, Ref. RB	5.00%	07/01/2040	1,250	1,254,174

New York & New Jersey (States of) Port Authority;
One Hundred Ninty Eighth Series 2016, Ref. RB	5.25%	11/15/2056	6,825	6,906,155

One Hundred Seventy First Series 2012, RB(h)(i)	4.00%	08/06/2024	720	720,094

Series 2014-186, Ref. RB(a)	5.00%	10/15/2044	10,000	10,010,508

Series 2016 197, Ref. RB(a)	5.00%	11/15/2035	7,000	7,088,412

Series 2019 220, RB(a)	4.00%	11/01/2059	20,660	18,402,062

Series 2019, RB	4.00%	11/01/2041	600	600,434

Series 2019, RB(a)	4.00%	11/01/2047	9,120	8,420,683

Series 2020 221, RB(a)	4.00%	07/15/2045	5,000	4,679,350

Series 2020 221, RB(a)	4.00%	07/15/2060	33,975	29,855,463

Series 2024, Ref. RB	5.00%	07/15/2054	3,000	3,221,454

Two Hundred Eleventh Series 2018, Ref. RB	4.00%	09/01/2038	1,700	1,711,843

Two Hundred Forteenth Series 2019, RB(a)	4.00%	09/01/2043	7,990	7,505,347

Two Hundred Forty Second Series 2023, Ref. RB(a)	5.00%	12/01/2048	5,000	5,191,936

Two Hundred Forty Second Series 2023, Ref. RB(a)	5.00%	12/01/2053	13,000	13,382,147

Two Hundred Thirty Eighth Series 2023, Ref. RB(a)	5.00%	07/15/2038	5,800	6,195,392

Two Hundred Thirty First Series 2022, Ref. RB(a)	5.00%	08/01/2037	17,190	18,330,957

Two Hundred Thirty Fourth Series 2022, Ref. RB(a)	5.25%	08/01/2047	5,000	5,290,135

Two Hundred Twenty First Series 2020, RB(a)	4.00%	07/15/2050	16,230	14,752,851

Two Hundred Twenty Third Series 2021, Ref. RB(a)	4.00%	07/15/2046	9,625	8,855,646

Two Hundred Twenty Third Series 2021, Ref. RB(a)	4.00%	07/15/2051	8,395	7,597,550

Two Hundred Twenty Third Series 2021, Ref. RB(a)	5.00%	07/15/2056	2,000	2,041,821

Two Hundredth Series 2017, Ref. RB	5.00%	10/15/2047	3,000	3,072,569

Two Hundredth Series 2017, Ref. RB	5.25%	10/15/2057	3,120	3,221,868

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
New York (City of), NY;
Series 1990 I, GO Bonds	7.75%	08/15/2028	$5	$5,041

Series 1997 C, GO Bonds (INS - NATL)(b)	5.50%	11/15/2037	10	10,013

Series 2002 D, GO Bonds	5.25%	06/01/2027	230	230,271

Series 2002 D, GO Bonds	5.38%	06/01/2032	380	380,418

Series 2003 F, GO Bonds	5.32%	01/15/2028	5	5,006

Series 2019 B-1, GO Bonds	5.00%	10/01/2042	595	626,595

Series 2020 D-1, GO Bonds	4.00%	03/01/2042	3,650	3,565,457

Series 2020 D-1, GO Bonds	4.00%	03/01/2050	33,000	31,317,904

Series 2020 D-1, GO Bonds (INS - BAM)(b)(j)(k)	4.00%	03/01/2050	28,830	27,532,990

Series 2021 A-1, GO Bonds	4.00%	08/01/2050	10,000	9,485,866

Series 2021 F-1, GO Bonds	3.00%	03/01/2041	5,000	4,126,457

Series 2021 F-1, GO Bonds	4.00%	03/01/2047	18,000	17,182,066

Series 2024 A, GO Bonds	4.13%	08/01/2053	6,500	6,224,002

Series 2024 C, GO Bonds	5.25%	03/01/2053	59,815	65,070,184

Series 2024 D, GO Bonds	4.00%	04/01/2050	5,000	4,744,713

Subseries 2019 A-1, GO Bonds	4.00%	08/01/2040	1,880	1,856,763

Subseries 2019 A-1, GO Bonds	5.00%	08/01/2045	880	920,174

Subseries 2021 F-1, GO Bonds(k)	5.00%	03/01/2050	10,000	10,512,964

Subseries 2022 B-1, GO Bonds	5.25%	10/01/2047	11,000	11,944,640

Subseries 2022 D-1, GO Bonds	5.25%	05/01/2040	2,500	2,762,679

Subseries 2022 D-1, GO Bonds	5.25%	05/01/2041	3,900	4,294,643

Subseries 2022 D-1, GO Bonds	5.25%	05/01/2043	4,705	5,136,686

Subseries 2022 D-1, GO Bonds	5.50%	05/01/2044	2,250	2,491,041

Subseries 2022 D-1, GO Bonds	5.50%	05/01/2045	2,960	3,268,851

Subseries 2022 D-1, GO Bonds	5.50%	05/01/2046	5,250	5,781,171

Subseries 2023 E-1, GO Bonds	4.00%	04/01/2050	5,700	5,408,972

New York (City of), NY Industrial Development Agency (1996 Comprehensive Care Management Corp.);
Series 1998 C, RB	6.38%	11/01/2028	595	525,949

Series 1998, RB	6.38%	11/01/2028	1,490	1,315,542

New York (City of), NY Industrial Development Agency (Comprehensive Care Management);
Series 2005 C-2, RB	6.00%	05/01/2026	335	313,928

Series 2005 E-2, RB	6.13%	11/01/2035	2,330	1,721,859

New York (City of), NY Industrial Development Agency (Cool Wind Ventilation Corp.); Series 2007 A-2, IDR(a)	6.08%	11/01/2027	2,665	2,571,498

New York (City of), NY Industrial Development Agency (The Child School); Series 2003, RB	7.55%	06/01/2033	5,905	5,969,981

New York (City of), NY Municipal Water Finance Authority;
Subseries 2023 AA-1, RB	5.25%	06/15/2052	14,980	16,191,866

Series 2017 BB-1, RB	5.00%	06/15/2046	12,830	13,128,398

Series 2017 CC-1, RB	5.00%	06/15/2048	1,000	1,021,155

Series 2019 DD-1, RB	5.25%	06/15/2049	5,000	5,219,962

Series 2020 BB-1, RB	4.00%	06/15/2050	9,750	9,278,632

Series 2020 DD-1, RB	4.00%	06/15/2050	10,000	9,576,964

Series 2020, Ref. RB	5.00%	06/15/2050	3,100	3,251,198

Series 2021 AA-1, RB	4.00%	06/15/2051	10,000	9,495,972

Series 2021 CC-1, RB	4.00%	06/15/2051	12,500	11,869,965

Series 2021 CC-1, RB(k)	5.00%	06/15/2051	13,350	13,996,296

Series 2022 CC-1, RB	5.00%	06/15/2052	5,400	5,681,359

Series 2022 EE, Ref. RB	4.00%	06/15/2045	25,000	24,366,435

Series 2023 D, Ref. RB	4.13%	06/15/2046	10,000	9,883,057

Series 2023 D, Ref. RB	4.13%	06/15/2047	9,780	9,620,295

Series 2024 AA-1, RB(k)	5.25%	06/15/2053	35,000	38,051,059

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
New York (City of), NY Transitional Finance Authority;
Series 2016 S-1, RB	5.00%	07/15/2029	$650	$663,082

Series 2018 S-1, RB	5.00%	07/15/2045	27,000	27,667,688

Series 2018 S-3, RB	5.00%	07/15/2043	885	908,195

Series 2019 A-3, RB	4.00%	05/01/2043	11,000	10,705,504

Series 2019 A-3, RB	3.00%	05/01/2045	1,000	769,808

Series 2019 B-1, RB	4.00%	11/01/2042	7,325	7,166,821

Series 2019 B-1, RB	4.00%	11/01/2045	8,795	8,462,556

Series 2019 B-1, RB	4.00%	11/01/2047	5,875	5,603,813

Series 2020, RB	4.00%	05/01/2045	2,000	1,939,651

Series 2020, RB	4.00%	05/01/2046	23,000	22,174,868

Series 2021 B-1, RB	4.00%	08/01/2048	3,925	3,725,462

Series 2021 E-1, RB	4.00%	02/01/2046	12,855	12,389,940

Series 2022 C-1, RB	4.00%	02/01/2051	5,000	4,723,786

Series 2022 F-1, RB	5.00%	02/01/2051	8,950	9,429,290

Series 2023 F-1, RB	4.00%	02/01/2051	10,215	9,650,694

Series 2023, RB(k)	5.00%	05/01/2053	99,465	105,370,470

Series 2023, RB	5.50%	05/01/2053	20,000	22,111,206

Series 2024 B, RB	5.00%	05/01/2046	10,000	10,757,077

Series 2024 C, RB(j)(k)	5.50%	05/01/2053	24,000	26,533,457

Series 2024 F-1, RB	5.25%	02/01/2053	15,000	16,308,795

Series 2024, RB	4.13%	05/01/2052	6,200	5,912,764

Series 2024, RB	5.00%	05/01/2052	7,000	7,464,029

Subseries 2016 F-3, RB	3.25%	02/01/2041	10,000	8,689,078

New York (City of), NY Trust for Cultural Resources (American Museum of Natural History); Series 2014 A, Ref. RB	5.00%	07/01/2041	1,000	1,000,061

New York (State of) Bridge Authority;
Series 2021 A, RB	4.00%	01/01/2038	200	201,793

Series 2021 A, RB	4.00%	01/01/2039	275	275,178

Series 2021 A, RB	4.00%	01/01/2040	350	347,922

Series 2021 A, RB	4.00%	01/01/2041	220	217,868

New York (State of) Dormitory Authority;
Series 2009 C, RB (INS - AGC)(b)	5.00%	10/01/2024	115	115,095

Series 2015 B, RB(h)(i)	5.00%	02/15/2025	5	5,040

Series 2016 A, RB	5.00%	02/15/2041	5,000	5,072,838

Series 2016 A, Ref. RB	5.00%	10/01/2033	600	615,651

Series 2017, Ref. RB(f)	5.00%	12/01/2031	1,000	938,999

Series 2018 A, RB	5.00%	07/01/2048	5,890	6,115,939

Series 2019 A, RB	4.00%	07/01/2045	25,280	24,259,358

Series 2019 C, RB(k)	4.00%	07/01/2049	22,500	21,347,902

Series 2020 A, RB(k)	4.00%	03/15/2046	30,485	29,032,416

Series 2020 A, Ref. RB	4.00%	03/15/2048	24,225	22,962,066

Series 2020 D, Ref. RB	4.00%	02/15/2047	7,305	6,921,436

Series 2021 A, Ref. RB	4.00%	03/15/2047	26,305	24,912,148

Series 2021 E, Ref. RB	4.00%	03/15/2047	11,000	10,417,549

Series 2022 A, RB(j)(k)	4.00%	03/15/2049	46,305	43,725,205

Series 2022 A, RB (INS - BAM)(b)	4.25%	10/01/2051	5,500	5,312,330

Series 2023 A-1, Ref. RB	5.00%	03/15/2053	10,925	11,616,646

Series 2024 A, RB (INS - AGM)(b)	4.13%	10/01/2048	1,000	956,471

Series 2024 A, Ref. RB	5.25%	03/15/2052	20,000	21,759,844

Series 2024 A, Ref. RB	5.50%	07/01/2054	7,000	7,863,235

New York (State of) Dormitory Authority (Alliance Long Island AGYS, Inc.);
Series 2015 A-2, Ref. RB(f)	5.35%	12/01/2035	9,760	7,714,593

Series 2015 B-1, Ref. RB(f)	6.18%	12/01/2031	3,535	3,183,252

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
New York (State of) Dormitory Authority (Barnard College);
Series 2020 A, Ref. RB	4.00%	07/01/2038	$680	$663,991

Series 2020 A, Ref. RB	4.00%	07/01/2040	675	648,767

Series 2020 A, Ref. RB	4.00%	07/01/2045	1,275	1,186,023

Series 2020 A, Ref. RB	4.00%	07/01/2049	1,350	1,228,254

New York (State of) Dormitory Authority (Bidding Group 3); Series 2017 B, Ref. RB(h)(i)	5.00%	08/15/2027	10	10,565

New York (State of) Dormitory Authority (Bidding Group 4); Series 2018 C, Ref. RB	4.00%	03/15/2044	11,385	11,057,545

New York (State of) Dormitory Authority (Bidding Group 5); Series 2020 A, Ref. RB	4.00%	03/15/2047	9,000	8,523,449

New York (State of) Dormitory Authority (Catholic Health System Obligated Group);
Series 2012 A, RB	5.00%	07/01/2032	750	675,748

Series 2012 B, RB	5.00%	07/01/2032	240	216,239

Series 2019 A, Ref. RB	4.00%	07/01/2045	750	539,825

New York (State of) Dormitory Authority (Cerebral Palsy Affiliates Pooled Loan Program); Series 2005 A, RB (INS - AGC)(b)	5.00%	07/01/2034	20	19,999

New York (State of) Dormitory Authority (City of New York);
Series 2005 A, RB (INS - AMBAC)(b)	5.50%	05/15/2027	710	750,465

Series 2005 A, RB (INS - AMBAC)(b)	5.50%	05/15/2030	750	836,542

Series 2005 A, RB (INS - AMBAC)(b)	5.50%	05/15/2031	555	628,702

New York (State of) Dormitory Authority (Columbia University); Series 2015, RB	5.00%	10/01/2045	115	132,457

New York (State of) Dormitory Authority (Cornell University); Series 2020 A, Ref. RB	4.00%	07/01/2050	10,000	9,560,128

New York (State of) Dormitory Authority (Educational Housing Services - CUNY Student Housing); Series 2005, RB (INS - AMBAC)(b)	5.25%	07/01/2030	25	25,372

New York (State of) Dormitory Authority (Fashion Institute of Technology Student Housing Corp.); Series 2007, RB (INS - NATL)(b)	5.25%	07/01/2028	935	943,577

New York (State of) Dormitory Authority (Fordham University);
Series 2014, RB(h)(i)	5.00%	07/01/2024	200	200,155

Series 2016 A, Ref. RB	5.00%	07/01/2041	1,200	1,222,389

Series 2017, Ref. RB	5.00%	07/01/2030	650	676,123

Series 2020, RB	4.00%	07/01/2046	12,755	12,324,276

Series 2020, RB	4.00%	07/01/2050	41,360	39,229,104

New York (State of) Dormitory Authority (General Purpose);
Series 2018 A, RB(k)	4.00%	03/15/2048	21,000	19,994,995

Series 2018 A, Ref. RB	5.25%	03/15/2038	1,500	1,598,326

Series 2019 D, RB(k)	4.00%	02/15/2047	13,575	12,862,234

New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai);
Series 2015 A, Ref. RB	5.00%	07/01/2034	150	150,402

Series 2015 A, Ref. RB	5.00%	07/01/2040	2,800	2,806,663

Series 2015, Ref. RB	5.00%	07/01/2045	1,165	1,166,623

New York (State of) Dormitory Authority (Iona College);
Series 2021 A, RB	5.00%	07/01/2046	500	496,995

Series 2021 A, RB	5.00%	07/01/2051	1,250	1,215,994

New York (State of) Dormitory Authority (Montefiore Obligated Group);
Series 2018 A, Ref. RB	5.00%	08/01/2035	6,695	6,780,437

Series 2018 A, Ref. RB	4.00%	08/01/2036	5,570	5,300,634

Series 2018 A, Ref. RB	4.00%	08/01/2037	2,050	1,930,141

Series 2020 A, Ref. RB	4.00%	09/01/2045	8,205	7,205,948

Series 2020 A, Ref. RB	4.00%	09/01/2050	51,475	43,859,572

New York (State of) Dormitory Authority (Municipal Health Facilities Improvement Program); Series 2006 A, RB (INS - NATL)(b)	4.50%	05/15/2036	30	30,015

New York (State of) Dormitory Authority (New School (The));
Series 2015 A, Ref. RB(h)(i)	5.00%	07/01/2025	145	147,214

Series 2015 A, Ref. RB	5.00%	07/01/2040	1,955	1,965,568

Series 2016 A, Ref. RB	5.00%	07/01/2035	3,490	3,571,692

Series 2016 A, Ref. RB	5.00%	07/01/2036	2,490	2,545,150

Series 2016 A, Ref. RB	5.00%	07/01/2037	6,535	6,664,514

Series 2016 A, Ref. RB	5.00%	07/01/2041	2,905	2,941,782

Series 2016 A, Ref. RB	4.00%	07/01/2043	5,050	4,718,665

Series 2016 A, Ref. RB	5.00%	07/01/2046	6,330	6,378,773

Series 2022 A, Ref. RB	4.00%	07/01/2052	9,050	8,052,882

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
New York (State of) Dormitory Authority (New York University); Series 2001-1, RB (INS - BHAC)(b)	5.50%	07/01/2031	$1,070	$1,173,245

New York (State of) Dormitory Authority (Northwell Health Obligated Group); Series 2015 A, Ref. RB	5.00%	05/01/2033	1,515	1,525,077

New York (State of) Dormitory Authority (NYU Hospitals Center); Series 2014, Ref. RB	5.00%	07/01/2036	2,475	2,480,086

New York (State of) Dormitory Authority (Orange Regional Medical Center);
Series 2015, Ref. RB(f)	5.00%	12/01/2045	425	382,529

Series 2017, Ref. RB(f)	5.00%	12/01/2029	3,200	3,059,599

Series 2017, Ref. RB(f)	5.00%	12/01/2030	1,900	1,801,201

Series 2017, Ref. RB(f)	5.00%	12/01/2032	1,200	1,116,090

Series 2017, Ref. RB(f)	5.00%	12/01/2033	1,700	1,564,674

Series 2017, Ref. RB(f)	5.00%	12/01/2035	1,800	1,618,838

Series 2017, Ref. RB(f)	5.00%	12/01/2036	3,800	3,363,441

Series 2017, Ref. RB(f)	5.00%	12/01/2037	6,000	5,231,198

New York (State of) Dormitory Authority (Pace University); Series 2013 A, RB	5.00%	05/01/2029	980	980,473

New York (State of) Dormitory Authority (Pratt Institute);
Series 2016, Ref. RB	5.00%	07/01/2039	500	506,686

Series 2016, Ref. RB	5.00%	07/01/2046	500	504,418

New York (State of) Dormitory Authority (Rochester Institute of Technology); Series 2019 A, RB	5.00%	07/01/2049	5,420	5,584,560

New York (State of) Dormitory Authority (Rockefeller University);
Series 2019 C, Ref. RB	4.00%	07/01/2049	3,500	3,320,779

Series 2020 A, Ref. RB	5.00%	07/01/2053	17,250	18,035,541

Series 2022 A, Ref. RB	4.00%	07/01/2042	3,305	3,262,760

New York (State of) Dormitory Authority (St. John’s University); Series 2015 A, Ref. RB	5.00%	07/01/2034	400	404,678

New York (State of) Dormitory Authority (St. Joseph’s College);
Series 2021, RB	4.00%	07/01/2040	225	188,532

Series 2021, RB	5.00%	07/01/2051	750	664,058

New York (State of) Dormitory Authority (Sustainability Bonds); Series 2023, RB	5.00%	07/01/2053	4,000	4,222,606

New York (State of) Dormitory Authority (United Cerebral Palsy Association);
Series 2017 A, RB(f)	5.50%	12/01/2047	16,140	11,233,056

Series 2017 A-2, RB(f)	5.38%	09/01/2050	25,010	18,816,904

Series 2017 A-2, Ref. RB (Acquired 10/25/2017; Cost $7,540,000)(d)(f)	5.38%	10/01/2042	7,540	5,770,695

New York (State of) Dormitory Authority (Wagner College);
Series 2022, Ref. RB	5.00%	07/01/2047	2,000	1,942,532

Series 2022, Ref. RB	5.00%	07/01/2057	12,000	11,314,795

New York (State of) Dormitory Authority (Yeshiva University); Series 2022 A, Ref. RB	5.00%	07/15/2050	4,000	3,919,756

New York (State of) Housing Finance Agency;
Series 2014 C, RB	4.00%	11/01/2046	7,340	6,590,910

Series 2014 G, RB (CEP - GNMA)	4.00%	05/01/2047	3,080	2,744,721

Series 2015 C, RB	4.15%	05/01/2048	2,295	2,138,259

Series 2020 C, RB (CEP - Federal Housing Administration)	4.20%	11/01/2054	25,590	23,210,419

Series 2023 E-1, RB	4.75%	11/01/2048	1,845	1,858,395

Series 2023 E-1, RB	5.05%	11/01/2063	2,000	2,020,613

New York (State of) Housing Finance Agency (Horizons at Wawayanda); Series 2007 A, RB (CEP - FHLMC)(a)	5.15%	11/01/2040	100	100,005

New York (State of) Housing Finance Agency (Sustainability Bonds);
Series 2023 A-1, RB	5.00%	05/01/2063	3,000	3,048,738

Series 2023 B-1, RB	4.90%	11/01/2053	3,750	3,802,195

Series 2023 B-1, RB	4.95%	11/01/2058	4,000	4,065,114

New York (State of) Housing Finance Agency (Tiffany Gardens); Series 2005 A, RB(a)	5.13%	08/15/2037	310	310,080

New York (State of) Mortgage Agency (Social Bonds);
Series 2023 252, RB	4.45%	10/01/2043	1,025	1,022,142

Series 2023 252, RB	4.55%	10/01/2048	1,725	1,705,462

Series 2023 252, RB	4.65%	10/01/2053	1,625	1,607,898

Series 2023-255, RB	4.88%	10/01/2048	2,000	2,017,078

New York (State of) Power Authority (Green Bonds);
Series 2020 A, RB(j)(k)	4.00%	11/15/2060	39,155	36,185,861

Series 2020 A, Ref. RB	4.00%	11/15/2050	13,145	12,489,125

Series 2020 A, Ref. RB	4.00%	11/15/2055	12,475	11,688,550

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
New York (State of) Power Authority (Green Transmission) (Green Bonds);
Series 2022, RB (INS - AGM)(b)	4.00%	11/15/2061	$10,000	$9,285,120

Series 2023, RB (INS - AGM)(b)	5.13%	11/15/2058	18,000	19,461,508

New York (State of) Thruway Authority;
Series 2016 A, RB	5.00%	01/01/2051	27,580	27,733,508

Series 2019 B, RB	4.00%	01/01/2050	13,815	12,882,854

Series 2019 B, RB (INS - AGM)(b)	4.00%	01/01/2050	45,000	43,024,612

Series 2020 N, RB	4.00%	01/01/2044	11,465	11,126,202

Series 2024 P, Ref. RB	5.00%	01/01/2049	5,000	5,353,930

Series 2024 P, Ref. RB	5.25%	01/01/2054	5,030	5,491,720

New York (State of) Thruway Authority (Bidding Group 1); Series 2022 A, Ref. RB	4.00%	03/15/2049	4,200	4,002,705

New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds);
Series 2022 C, RB	5.00%	03/15/2053	10,000	10,579,942

Series 2022 C, RB	5.00%	03/15/2055	8,750	9,247,052

New York (State of) Thruway Authority (Bidding Group 2) (Green Bonds); Series 2022 C, RB	4.13%	03/15/2056	3,665	3,468,823

New York (State of) Thruway Authority (Bidding Group 4);
Series 2021 A-1, Ref. RB	4.00%	03/15/2052	8,500	8,040,623

Series 2021 A-1, Ref. RB	4.00%	03/15/2053	15,000	14,164,987

New York (State of) Thruway Authority (Bidding Group 5); Series 2021 A-1, Ref. RB	4.00%	03/15/2059	19,000	17,522,984

New York (State of) Thruway Authority (Group 1);
Series 2021 O, Ref. RB	4.00%	01/01/2047	10,155	9,679,455

Series 2021 O, Ref. RB	4.00%	01/01/2049	7,210	6,822,238

New York (State of) Thruway Authority (Group 2); Series 2020 N, RB	4.00%	01/01/2045	5,000	4,820,963

New York (State of) Utility Debt Securitization Authority (Green Bonds);
Series 2022, Ref. RB	5.00%	12/15/2049	7,000	7,540,759

Series 2022, Ref. RB	5.00%	09/15/2052	5,000	5,367,410

Series 2023 TE-2, Ref. RB	5.00%	12/15/2050	10,000	10,871,334

New York City Health and Hospitals Corp.; Series 2021 A, Ref. RB	4.00%	02/15/2048	1,000	925,394

New York City Housing Development Corp.; Series 2014 C-1-A, RB	4.30%	11/01/2047	5,030	4,804,315

New York City Housing Development Corp. (Sustainable Development Bonds); Series 2023, RB	4.80%	02/01/2053	22,140	22,283,602

New York Convention Center Development Corp. (Hotel Unit Fee Secured);
Series 2015, Ref. RB	5.00%	11/15/2040	8,435	8,532,793

Series 2015, Ref. RB	5.00%	11/15/2045	8,190	8,256,118

Series 2016 B, RB(e)	0.00%	11/15/2044	3,270	1,130,495

New York Counties Tobacco Trust I;
Series 2000 A, RB	6.50%	06/01/2035	510	510,287

Series 2000 A, RB	6.63%	06/01/2042	18,495	18,501,839

New York Counties Tobacco Trust II;
Series 2001, RB	5.63%	06/01/2035	335	335,000

Series 2001, RB	5.75%	06/01/2043	8,330	8,490,509

New York Counties Tobacco Trust IV;
Series 2005 A, RB	5.00%	06/01/2045	11,185	10,031,689

Series 2005 D, RB(e)	0.00%	06/01/2050	66,335	14,595,405

Series 2005 E, RB(e)	0.00%	06/01/2055	165,210	13,727,084

Series 2010 A, RB(f)	6.25%	06/01/2041	31,775	31,773,719

New York Counties Tobacco Trust V;
Series 2005 S-1, RB(e)	0.00%	06/01/2038	8,430	3,587,007

Series 2005 S-2, RB(e)	0.00%	06/01/2050	6,770	1,006,532

Series 2005 S-3, RB(e)	0.00%	06/01/2055	219,195	17,837,015

Series 2005 S4B, RB(e)(f)	0.00%	06/01/2060	715,900	32,257,022

New York Counties Tobacco Trust VI;
Series 2016 A, Ref. RB	6.45%	06/01/2040	3,005	3,064,530

Series 2016 A, Ref. RB	6.00%	06/01/2043	2,115	2,144,863

Series 2016 A-1, Ref. RB	5.75%	06/01/2043	4,000	3,981,694

Series 2016 A-2, Ref. RB	5.00%	06/01/2051	8,875	7,963,481

Series 2016 A-2B, Ref. RB	5.00%	06/01/2045	3,750	3,465,506

Series 2016 B, Ref. RB	5.00%	06/01/2036	1,000	1,015,669

Series 2016 B, Ref. RB	5.00%	06/01/2041	870	876,063

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
New York Liberty Development Corp. (3 World Trade Center);
Series 2014, Class 1, Ref. RB(f)	5.00%	11/15/2044	$1,505	$1,507,711

Series 2014, Class 3, Ref. RB(f)	7.25%	11/15/2044	415	417,913

New York Liberty Development Corp. (7 World Trade Center);
Series 2022, Ref. RB	3.13%	09/15/2050	10,000	7,495,376

Series 2022, Ref. RB	3.25%	09/15/2052	7,500	5,506,762

New York Liberty Development Corp. (Goldman Sachs Headquarters);
Series 2005, Ref. RB	5.25%	10/01/2035	64,915	73,743,739

Series 2007, RB	5.50%	10/01/2037	11,445	13,280,815

New York Liberty Development Corp. (Green Bonds);
Series 2021 A, Ref. RB	2.75%	11/15/2041	13,660	10,195,241

Series 2021 A, Ref. RB	2.88%	11/15/2046	28,160	19,928,629

Series 2021 A, Ref. RB	3.00%	11/15/2051	15,000	10,951,378

New York State Environmental Facilities Corp.;
Series 2017, RB	5.00%	06/15/2047	6,090	6,229,882

Series 2023, Ref. RB	5.00%	06/15/2053	6,910	7,362,505

New York State Environmental Facilities Corp. (2010 Master Financing Program) (Green Bonds);
Series 2022 B, RB(k)	5.00%	09/15/2047	20,000	21,447,891

Series 2022 B, RB(k)	5.25%	09/15/2052	18,000	19,445,678

New York State Environmental Facilities Corp. (Casella Waste Systems, Inc.); Series 2020, RB(a)(f)(i)	5.13%	09/03/2030	2,700	2,762,225

New York State Environmental Facilities Corp. (Pooled Financing Program); Series 2005 B, RB(h)	5.50%	04/15/2035	615	712,539

New York State Urban Development Corp.;
Series 2020 A, RB	4.00%	03/15/2045	6,825	6,557,141

Series 2020 A, RB	4.00%	03/15/2049	36,685	34,588,060

Series 2020 C, Ref. RB	4.00%	03/15/2045	16,000	15,372,051

Series 2020, Ref. RB	3.00%	03/15/2040	8,000	6,649,863

New York State Urban Development Corp. (Bidding Group 2); Series 2021 A, Ref. RB	3.00%	03/15/2041	16,515	13,550,031

New York State Urban Development Corp. (Bidding Group 3);
Series 2021, Ref. RB	4.00%	03/15/2046	28,000	26,864,426

Series 2021, Ref. RB	4.00%	03/15/2047	10,000	9,567,984

New York State Urban Development Corp. (Bidding Group 4);
Series 2020 E, Ref. RB	4.00%	03/15/2042	7,965	7,768,164

Series 2020 E-2, Ref. RB	3.00%	03/15/2040	11,245	9,347,214

Series 2022 A, Ref. RB	5.00%	03/15/2046	11,435	12,171,489

Series 2022 A, Ref. RB	5.00%	03/15/2047	8,565	9,091,840

New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2023, RB (INS - AGM)(a)(b)	5.00%	06/30/2049	5,000	5,135,958

Series 2023, RB(a)	6.00%	06/30/2054	10,000	10,969,284

Series 2023, RB (INS - AGM)(a)(b)	5.13%	06/30/2060	31,000	31,989,948

Series 2023, RB(a)	5.38%	06/30/2060	20,000	20,742,118

New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(a)	5.00%	08/01/2026	10,750	10,753,455

Series 2016, Ref. RB(a)	5.00%	08/01/2031	26,190	26,192,671

Series 2021, Ref. RB(a)	2.25%	08/01/2026	3,395	3,294,430

Series 2021, Ref. RB(a)	3.00%	08/01/2031	3,200	2,991,258

New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2018, RB(a)	5.00%	01/01/2034	5,000	5,157,750

Series 2018, RB(a)	5.00%	01/01/2036	7,610	7,828,638

Series 2020, RB(a)	5.00%	10/01/2040	10,000	10,366,791

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB (INS - AGM)(a)(b)	4.00%	07/01/2035	$6,255	$6,061,679

Series 2016 A, RB (INS - AGM)(a)(b)	4.00%	07/01/2036	8,845	8,568,713

Series 2016 A, RB (INS - AGM)(a)(b)	4.00%	07/01/2037	11,875	11,521,829

Series 2016 A, RB(a)	5.00%	07/01/2041	8,250	8,241,309

Series 2016 A, RB(a)	5.00%	07/01/2046	15,000	14,929,612

Series 2016 A, RB(a)	5.25%	01/01/2050	43,900	43,714,215

Series 2016 A, RB (INS - AGM)(a)(b)	4.00%	01/01/2051	8,900	7,937,670

Series 2016, RB (INS - AGM)(a)(b)	5.00%	07/01/2046	4,990	4,966,584

Series 2023, RB(a)	6.00%	04/01/2035	10,000	11,369,229

Series 2023, RB(a)	5.63%	04/01/2040	15,000	16,364,665

New York Transportation Development Corp. (New York State Thruway); Series 2021, RB(a)	4.00%	10/31/2034	600	568,083

New York Transportation Development Corp. (Terminal 4 JFK International Airport);
Series 2020 A, Ref. RB(a)	5.00%	12/01/2031	1,000	1,054,160

Series 2020 A, Ref. RB(a)	4.00%	12/01/2041	1,380	1,300,428

Series 2020, Ref. RB	5.00%	12/01/2035	2,000	2,144,132

Series 2022, RB(a)	5.00%	12/01/2039	3,000	3,142,913

Series 2022, RB(a)	5.00%	12/01/2041	19,000	19,720,334

Series 2022, RB(a)	5.00%	12/01/2042	5,000	5,172,777

Niagara Area Development Corp. (Catholic Health System, Inc.); Series 2022, RB	5.00%	07/01/2052	6,350	5,197,489

Niagara Area Development Corp. (Covanta); Series 2018 A, Ref. RB(a)(f)	4.75%	11/01/2042	790	721,054

Niagara Frontier Transportation Authority (Buffalo Niagara International Airport);
Series 2014 A, Ref. RB(a)	5.00%	04/01/2029	725	724,275

Series 2019, Ref. RB(a)	5.00%	04/01/2035	780	801,448

Series 2019, Ref. RB(a)	5.00%	04/01/2037	750	766,392

Series 2019, Ref. RB(a)	5.00%	04/01/2039	720	731,863

Niagara Tobacco Asset Securitization Corp.;
Series 2014, Ref. RB	5.25%	05/15/2034	6,645	6,645,685

Series 2014, Ref. RB	5.25%	05/15/2040	275	272,470

Oneida County Local Development Corp. (Mohawk Valley Health System);
Series 2019, Ref. RB (INS - AGM)(b)	4.00%	12/01/2038	860	814,502

Series 2019, Ref. RB (INS - AGM)(b)	4.00%	12/01/2049	4,920	4,314,693

Series 2021 A, RB (INS - AGM)(b)	4.00%	12/01/2046	1,355	1,207,693

Series 2021 A, RB (INS - AGM)(b)	4.00%	12/01/2051	11,710	10,067,571

Oneida County Local Development Corp. (Utica College);
Series 2019, Ref. RB	5.00%	07/01/2026	100	100,707

Series 2019, Ref. RB	5.00%	07/01/2028	1,050	1,065,517

Series 2019, Ref. RB	5.00%	07/01/2030	1,160	1,182,722

Series 2019, Ref. RB	5.00%	07/01/2031	1,215	1,237,716

Series 2019, Ref. RB	5.00%	07/01/2032	775	788,348

Series 2019, Ref. RB	5.00%	07/01/2033	1,340	1,361,156

Series 2019, Ref. RB	5.00%	07/01/2034	1,410	1,430,175

Series 2019, Ref. RB	4.00%	07/01/2039	760	670,281

Series 2019, Ref. RB	5.00%	07/01/2049	8,270	7,790,305

Oneida Indian Nation; Series 2024 B, RB(f)	6.00%	09/01/2043	1,450	1,534,149

Onondaga (County of), NY Trust for Cultural Resources (Abby Lane Housing Corp.);
Series 2017, Ref. RB	5.00%	05/01/2033	1,300	1,301,470

Series 2017, Ref. RB	5.00%	05/01/2034	840	839,384

Series 2017, Ref. RB	5.00%	05/01/2037	1,150	1,151,919

Series 2017, Ref. RB	5.00%	05/01/2040	650	647,500

Onondaga (County of), NY Trust for Cultural Resources (Syracuse University);
Series 2019, Ref. RB	4.00%	12/01/2041	5	4,995

Series 2019, Ref. RB	4.00%	12/01/2047	3,785	3,619,764

Series 2019, Ref. RB	4.00%	12/01/2049	14,240	13,555,223

Onondaga Civic Development Corp. (Le Moyne College);
Series 2021, RB	5.00%	07/01/2046	450	438,525

Series 2021, RB	5.00%	07/01/2051	600	572,770

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
Orange County Funding Corp. (Mount St. Mary College);
Series 2012 A, RB	5.00%	07/01/2037	$1,320	$1,259,035

Series 2012 A, RB	5.00%	07/01/2042	1,435	1,333,850

Otsego County Capital Resource Corp. (Hartwick College);
Series 2015 A, Ref. RB	5.00%	10/01/2030	3,205	2,854,312

Series 2015 A, Ref. RB	5.00%	10/01/2035	2,000	1,653,423

Series 2015 A, Ref. RB	5.00%	10/01/2045	9,785	7,037,720

Poughkeepsie (City of), NY Industrial Development Agency (Eastman & Bixby Redevelopment Co. LLC); Series 2000 A, RB(a)	6.00%	08/01/2032	2,145	2,149,414

Ramapo Local Development Corp.; Series 2013, Ref. RB	5.00%	03/15/2033	2,525	2,378,244

Rensselaer (County of), NY Industrial Development Agency (Franciscan Heights, L.P.); Series 2004 A, IDR (LOC - JPMorgan Chase Bank N.A.)(a)(g)	5.38%	12/01/2036	2,500	2,504,028

Riverhead (City of), NY Industrial Development Agency; Series 2013, RB	7.00%	08/01/2048	1,300	1,302,376

Rockland (County of), NY Solid Waste Management Authority (Green Bonds); Series 2021 A, RB(a)	4.00%	12/15/2051	5,025	4,444,551

Rockland Tobacco Asset Securitization Corp.;
Series 2001, RB	5.75%	08/15/2043	720	729,789

Series 2005 A, RB(e)(f)	0.00%	08/15/2045	3,800	1,113,440

Series 2005 C, RB(e)(f)	0.00%	08/15/2060	25,000	1,665,425

Saratoga County Capital Resource Corp. (Skidmore College);
Series 2018, RB	5.00%	07/01/2048	3,515	3,620,583

Series 2020 A, RB	4.00%	07/01/2050	1,985	1,864,998

Schenectady County Capital Resource Corp. (Union College); Series 2022, Ref. RB	5.25%	07/01/2052	1,000	1,077,191

St. Lawrence (County of), NY Industrial Development Agency (Clarkson University);
Series 2021 A, Ref. RB	5.00%	09/01/2035	270	280,949

Series 2021 A, Ref. RB	5.00%	09/01/2035	150	156,083

Series 2021 A, Ref. RB	5.00%	09/01/2036	105	108,951

Series 2021 A, Ref. RB	5.00%	09/01/2036	300	311,289

Series 2021 A, Ref. RB	5.00%	09/01/2037	300	309,847

Series 2021 A, Ref. RB	5.00%	09/01/2037	150	154,923

Series 2021 A, Ref. RB	5.00%	09/01/2038	225	230,835

Series 2021 A, Ref. RB	5.00%	09/01/2038	150	153,890

Series 2021 A, Ref. RB	5.00%	09/01/2039	670	682,836

Series 2021 A, Ref. RB	5.00%	09/01/2039	235	239,502

Series 2021 A, Ref. RB	5.00%	09/01/2040	250	253,851

Series 2021 A, Ref. RB	5.00%	09/01/2040	150	152,311

Series 2021 A, Ref. RB	5.00%	09/01/2041	330	334,198

Series 2021 A, Ref. RB	5.00%	09/01/2041	300	303,816

St. Lawrence (County of), NY Industrial Development Agency (St. Lawrence University);
Series 2016 A, Ref. RB	5.00%	07/01/2036	540	551,245

Series 2022, Ref. RB	5.25%	07/01/2041	440	478,460

Series 2022, Ref. RB	5.25%	07/01/2042	425	460,694

Series 2022, Ref. RB	5.25%	07/01/2047	1,820	1,943,529

Series 2022, Ref. RB	5.25%	07/01/2052	2,500	2,652,394

Suffolk (County of), NY Industrial Development Agency (Alliance of Long Island Agencies, Inc./Adults and Children with Learning and Developmental Disabilities, Inc. Civic Facility); Series 2006 A-D2, RB	6.00%	10/01/2031	190	179,175

Suffolk County Economic Development Corp.; Series 2010 A, RB	7.38%	12/01/2040	3,795	3,364,891

Suffolk County Economic Development Corp. (Catholic Health Services); Series 2014 C, RB	5.00%	07/01/2032	415	415,182

Suffolk County Economic Development Corp. (Family Residences and Essential Enterprises, Inc.); Series 2012 B-A, RB(f)	6.75%	06/01/2027	225	207,717

Suffolk Regional Off-Track Betting Co.;
Series 2024, RB	5.75%	12/01/2044	9,500	9,823,382

Series 2024, RB	6.00%	12/01/2053	10,000	10,350,522

Suffolk Tobacco Asset Securitization Corp.; Series 2021, Ref. RB	4.00%	06/01/2050	2,460	2,406,360

Sullivan (County of), NY (Adelaar Infratructure);
Series 2016 A-2, RB(f)	5.35%	11/01/2049	40,805	36,798,790

Series 2016 B-2, RB(f)	5.35%	11/01/2049	5,820	5,248,596

Series 2016 C-2, RB(f)	5.35%	11/01/2049	5,750	5,185,468

Series 2016 D-2, RB(f)	5.35%	11/01/2049	3,775	3,404,373

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
Tompkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.); Series 2013 A, RB(c)	5.00%	07/01/2032	$3,125	$937,500

Triborough Bridge & Tunnel Authority;
Series 2016 A, Ref. RB	5.00%	11/15/2046	20,500	20,694,186

Series 2017 A, RB	5.00%	11/15/2038	1,015	1,046,434

Series 2023, RB(k)	5.00%	05/15/2051	47,685	50,175,790

Series 2024 A-1, RB	5.25%	05/15/2059	20,850	22,525,823

Series 2024, RB	5.00%	05/15/2054	5,000	5,334,779

Subseries 2021 B-1, Ref. RB	4.00%	05/15/2056	30,800	28,693,496

Triborough Bridge & Tunnel Authority (MTA Brdiges & Tunnels) (Green Bonds); Subseries 2022 D-2, RB	5.50%	05/15/2052	5,350	5,873,870

Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2018 A, RB	5.00%	11/15/2045	10,000	10,309,774

Series 2018 A, RB	4.00%	11/15/2048	13,655	12,784,446

Series 2019 C, RB	4.00%	11/15/2043	21,500	21,170,472

Series 2020 A, RB	5.00%	11/15/2054	4,850	5,058,603

Series 2021 A, RB(k)	5.00%	11/15/2051	10,000	10,491,275

Series 2021 A, RB	5.00%	11/15/2056	16,570	17,310,048

Series 2022 A, Ref. RB	5.00%	05/15/2057	14,470	15,244,595

Series 2023 A, RB	4.25%	05/15/2058	20,000	19,300,448

Series 2023 A, RB(k)	4.25%	05/15/2058	10,000	9,650,246

Series 2023 A, RB(k)	5.25%	05/15/2058	10,000	10,745,002

Series 2023 A, RB(k)	4.50%	05/15/2063	40,000	38,780,142

Series 2024, RB(k)	5.25%	05/15/2064	50,000	53,850,500

TSASC, Inc.;
Series 2016 B, Ref. RB	5.00%	06/01/2045	10,930	9,401,544

Series 2016 B, Ref. RB	5.00%	06/01/2048	6,345	5,372,749

Series 2017 A, Ref. RB	5.00%	06/01/2036	1,345	1,382,059

Series 2017 A, Ref. RB	5.00%	06/01/2041	16,855	17,093,308

Westchester (County of), NY Industrial Development Agency (Clearview School (The)); Series 2005 B, RB	7.25%	01/01/2035	660	536,048

Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities); Series 2017 A, RB(a)(f)	7.00%	06/01/2046	470	405,524

Westchester County Healthcare Corp.; Series 2014 A, RB	5.00%	11/01/2044	3,958	3,738,587

Westchester County Local Development Corp.; Series 2014 A, RB	5.50%	05/01/2042	1,440	1,440,182

Westchester County Local Development Corp. (Betheal Methodist);
Series 2020 A, Ref. RB	5.00%	07/01/2040	2,235	1,883,806

Series 2020 A, Ref. RB	5.13%	07/01/2055	7,690	6,007,991

Series 2020 B, Ref. RB	5.88%	07/01/2030	4,720	4,288,948

Westchester County Local Development Corp. (Kendal on Hudson);
Series 2022, Ref. RB	5.00%	01/01/2032	500	524,230

Series 2022, Ref. RB	5.00%	01/01/2037	525	546,149

Series 2022, Ref. RB	5.00%	01/01/2041	520	532,561

Series 2022, Ref. RB	4.25%	01/01/2045	1,670	1,546,568

Series 2022, Ref. RB	5.00%	01/01/2051	2,500	2,509,630

Westchester County Local Development Corp. (Purchase Senior Learning Community Inc);
Series 2021, Ref. RB(f)	5.00%	07/01/2046	10,340	9,925,699

Series 2021, Ref. RB(f)	5.00%	07/01/2056	5,000	4,624,977

Westchester County Local Development Corp. (Purchase Senior Learning Community Inc.); Series 2021, Ref. RB(f)	4.50%	07/01/2056	8,200	6,970,327

Westchester County Local Development Corp. (Sarah Lawrence College);
Series 2016 A, Ref. RB	4.00%	06/01/2030	2,165	2,084,034

Series 2016 A, Ref. RB	4.00%	06/01/2031	2,190	2,096,725

Westchester County Local Development Corp. (Wartburg Senior Housing); Series 2015 A, Ref. RB(f)	5.00%	06/01/2030	1,500	1,394,674

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
Westchester County Local Development Corp. (Westchester Medical Center Obligated Group);
Series 2016, Ref. RB	5.00%	11/01/2046	$30,515	$28,767,247

Series 2023, RB (INS - AGM)(b)	5.00%	11/01/2047	2,875	3,053,271

Series 2023, RB (INS - AGM)(b)	5.75%	11/01/2049	2,125	2,391,874

Series 2023, RB (INS - AGM)(b)	5.00%	11/01/2051	2,750	2,893,714

Series 2023, RB	6.25%	11/01/2052	2,560	2,851,469

Series 2023, RB (INS - AGM)(b)	5.75%	11/01/2053	1,000	1,121,572

Westchester Tobacco Asset Securitization Corp.;
Series 2016 C, Ref. RB	5.00%	06/01/2045	17,450	16,577,805

Series 2016 C, Ref. RB	5.13%	06/01/2051	1,295	1,227,110

Western Nassau County Water Authority (Green Bonds); Series 2021 A, RB	3.00%	04/01/2039	1,000	827,705

Western Regional Off-Track Betting Corp.; Series 2021, Ref. RB(f)	4.13%	12/01/2041	6,390	5,009,338

Yonkers (City of), NY;
Series 2022 F, GO Bonds (INS - BAM)(b)	5.00%	11/15/2040	1,680	1,834,027

Series 2022 F, GO Bonds (INS - BAM)(b)	5.00%	11/15/2042	1,105	1,193,761

Yonkers Economic Development Corp. (Charter School Education Excellence);
Series 2019 A, RB	5.00%	10/15/2039	420	423,909

Series 2019 A, RB	5.00%	10/15/2049	640	625,698

Series 2019 A, RB	5.00%	10/15/2054	465	446,056

				4,434,290,410

Puerto Rico–8.92%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	1,505	1,512,779

Series 2002, RB	5.63%	05/15/2043	2,125	2,150,180

Series 2005 A, RB(e)	0.00%	05/15/2050	20,000	3,634,938

Series 2008 A, RB(e)	0.00%	05/15/2057	633,850	50,929,848

Series 2008 B, RB(e)	0.00%	05/15/2057	574,600	34,566,557

Corp. Para El Financiamiento Publico de Puerto Rico; Series 2011, RB(l)	5.50%	08/01/2031	11,810	0

GDB Debt Recovery Authority of Puerto Rico; Series 2023, RB	7.50%	08/20/2040	409	382,739

PRHTA Custodial Trust; Series 2022 L, RB	5.25%	12/06/2049	710	398,451

Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(e)	0.00%	07/01/2024	434	432,285

Series 2021 A, GO Bonds(e)	0.00%	07/01/2033	3,424	2,274,041

Series 2021 A-1, GO Bonds	5.38%	07/01/2025	2,963	2,989,238

Series 2021 A-1, GO Bonds	5.63%	07/01/2027	2,936	3,070,659

Series 2021 A-1, GO Bonds	5.63%	07/01/2029	2,889	3,109,389

Series 2021 A-1, GO Bonds	5.75%	07/01/2031	2,806	3,127,829

Series 2021 A-1, GO Bonds	4.00%	07/01/2033	5,543	5,542,577

Series 2021 A-1, GO Bonds	4.00%	07/01/2035	2,392	2,349,544

Series 2021 A-1, GO Bonds	4.00%	07/01/2037	2,053	1,991,485

Series 2021 A-1, GO Bonds	4.00%	07/01/2041	2,791	2,594,143

Series 2021 A-1, GO Bonds	4.00%	07/01/2046	0	9

Subseries 2022, RN(e)	0.00%	11/01/2043	13,216	8,210,560

Subseries 2022, RN(e)	0.00%	11/01/2051	59,950	31,024,220

Subseries 2022, RN(e)	0.00%	11/01/2051	25,655	16,194,727

Subseries 2022, RN(e)	0.00%	11/01/2051	7,378	2,148,830

Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2008 A, RB	6.13%	07/01/2024	4,361	4,367,905

Series 2022 A, Ref. RB(f)	5.00%	07/01/2033	1,000	1,058,501

Puerto Rico (Commonwealth of) Electric Power Authority; Series 2005 RR, RB (INS - NATL)(b)	5.00%	07/01/2024	510	510,063

Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico);
Series 2023 A, RB	6.63%	01/01/2027	63	62,443

Series 2023 A, RB	6.63%	01/01/2028	484	475,262

Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (University of the Sacred Heart);
Series 2012, Ref. RB	5.00%	10/01/2031	590	590,572

Series 2012, Ref. RB	5.00%	10/01/2042	200	200,420

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Puerto Rico–(continued)
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (University Plaza); Series 2000 A, RB (INS - NATL)(b)	5.00%	07/01/2033	$4,785	$4,747,634

Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB	4.55%	07/01/2040	4,327	4,357,915

Series 2018 A-1, RB(e)	0.00%	07/01/2046	28,000	8,968,478

Series 2018 A-1, RB(e)	0.00%	07/01/2051	50,840	12,091,643

Series 2018 A-1, RB	4.75%	07/01/2053	13,361	13,277,102

Series 2018 A-1, RB	5.00%	07/01/2058	37,456	37,468,147

Series 2019 A-2, RB	4.33%	07/01/2040	16,000	15,949,938

Series 2019 A-2, RB	4.54%	07/01/2053	976	937,278

Series 2019 A-2, RB	4.78%	07/01/2058	13,060	12,944,480

Series 2019 A-2B, RB	4.55%	07/01/2040	1,276	1,285,117

University of Puerto Rico;
Series 2006 P, Ref. RB	5.00%	06/01/2030	7,280	7,042,070

Series 2006 Q, RB	5.00%	06/01/2026	4,555	4,494,031

Series 2006 Q, RB	5.00%	06/01/2030	24,375	23,578,359

Series 2006 Q, RB	5.00%	06/01/2036	67,190	63,928,255

				396,970,641

Northern Mariana Islands–0.14%
Northern Mariana Islands (Commonwealth of); Series 2007 A, Ref. GO Bonds(f)	5.00%	06/01/2030	3,835	3,507,433

Northern Mariana Islands (Commonwealth of) Ports Authority; Series 1998 A, RB(a)	6.25%	03/15/2028	2,815	2,718,696

				6,226,129

Virgin Islands–0.12%
Virgin Islands (Government of) Port Authority; Series 2014 A, Ref. RB(a)	5.00%	09/01/2029	665	641,120

Virgin Islands (Government of) Public Finance Authority (Federal Highway Grant Anticipation Revenue Loan Note) (Garvee); Series 2015, RB(f)	5.00%	09/01/2033	1,500	1,506,944

Virgin Islands (Government of) Public Finance Authority (Garvee); Series 2015, RB(f)	5.00%	09/01/2030	770	772,142

Virgin Islands (Government of) Public Finance Authority (Virgin Islands Gross Receipts Taxes Loan Note); Series 2012 A, Ref. RB (INS - AGM)(b)	5.00%	10/01/2032	2,275	2,296,218

				5,216,424

Guam–0.09%
Guam (Territory of);
Series 2015 D, Ref. RB	5.00%	11/15/2039	750	753,685

Series 2021 F, Ref. RB	4.00%	01/01/2042	2,880	2,681,106

Guam (Territory of) Waterworks Authority; Series 2014 A, Ref. RB(h)(i)	5.00%	07/01/2024	325	325,223

Guam Housing Corp.; Series 1998 A, RB (CEP - FHLMC)(a)	5.75%	09/01/2031	270	270,085

				4,030,099

Total Municipal Obligations (Cost $5,012,580,350)				4,846,733,703

U.S. Dollar Denominated Bonds & Notes–0.00%
Puerto Rico–0.00%
AES Puerto Rico, Inc.(l) (Cost $109,401)	12.50%	03/04/2026	112	109,026

			Shares

Preferred Stocks–0.00%
AES Puerto Rico, Inc., Pfd. (Cost $0)(l)			10,641	0

TOTAL INVESTMENTS IN SECURITIES(m)–108.93% (Cost $5,012,689,751)				4,846,842,729

FLOATING RATE NOTE OBLIGATIONS–(9.35)%
Notes with interest and fee rates ranging from 3.90% to 3.93% at 05/31/2024 and contractual maturities of collateral ranging from 03/15/2046 to 05/15/2064(n)				(416,010,000)

BORROWINGS–(0.46)%				(20,400,000)

OTHER ASSETS LESS LIABILITIES–0.88%				39,128,935

NET ASSETS–100.00%				$4,449,561,664

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® New York Municipals Fund

Investment Abbreviations:

AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
BHAC	– Berkshire Hathaway Assurance Corp.
CEP	– Credit Enhancement Provider
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
Pfd.	– Preferred
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes

Notes to Schedule of Investments:

(a)	Security subject to the alternative minimum tax.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2024 was $14,292,358, which represented less than 1% of the Fund’s Net Assets.

(d)	Restricted security. The aggregate value of these securities at May 31, 2024 was $19,125,553, which represented less than 1% of the Fund’s Net Assets.
(e)	Zero coupon bond issued at a discount.
(f)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2024 was $323,980,121, which represented 7.28% of the Fund’s Net Assets.

(g)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(h)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(i)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(j)

Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $69,145,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(k)	Underlying security related to TOB Trusts entered into by the Fund.
(l)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(m)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

(n)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2024. At May 31, 2024, the Fund’s investments with a value of $599,732,373 are held by TOB Trusts and serve as collateral for the $416,010,000 in the floating rate note obligations outstanding at that date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® New York Municipals Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2024

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of May 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Obligations	$–	$4,846,733,703	$0	$4,846,733,703

U.S. Dollar Denominated Bonds & Notes	–	–	109,026	109,026

Preferred Stocks	–	–	0	0

Total Investments in Securities	–	4,846,733,703	109,026	4,846,842,729

Other Investments - Assets

Investments Matured	–	918,750	–	918,750

Total Investments	$–	$4,847,652,453	$109,026	$4,847,761,479

Invesco Rochester® New York Municipals Fund